PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET

Composition:

	As of December 31,
	2020	2019
Original cost: (*)
Land and Buildings, including facility infrastructure	$430,258	$363,133
Machinery and equipment	2,998,019	2,684,980
	$3,428,277	$3,048,113
Accumulated depreciation:
Buildings, including facility infrastructure	$(255,353)	$(239,241)
Machinery and equipment	(2,333,753)	(2,126,933)
	$(2,589,106)	$(2,366,174)
	$839,171	$681,939

(*) Original cost includes ROU assets under capital lease in the amount of $213,683 and $86,087 as of December 31, 2020 and 2019, respectively. The depreciation expense of such assets amounted to $13,421 and $9,941 for the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the original cost of land, buildings, machinery and equipment was reflected net of investment grants in the aggregate amount of $285,615.